                                   SSgA FUNDS

                         SUPPLEMENT DATED AUGUST 2, 2005

                      STATEMENTS OF ADDITIONAL INFORMATION

                             DATED DECEMBER 20, 2004

                   (AS SUPPLEMENTED THROUGH JANUARY 25, 2005)

Effective immediately, the following lists the SSgA Funds' trustees and principal officers, mailing addresses and ages, positions with the SSgA Funds and length of time served, and present and principal occupations and, with respect to the trustees, other directorships held during the past five years. This information is intended to replace in its entirety the table under "Management of the Fund - Board of Trustees and Officers" appearing in each Statement of Additional Information.

INTERESTED TRUSTEE

                                                                                                              NUMBER OF
                          POSITION(S) WITH SSgA                                                               PORTFOLIOS IN FUND
                          FUNDS;                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;              COMPLEX OVERSEEN
NAME, ADDRESS AND AGE     LENGTH OF TIME SERVED     OTHER DIRECTORSHIPS HELD                                  BY TRUSTEE
Lynn L. Anderson          -    Trustee since 1988   -    Vice Chairman, Frank Russell Company                 -    28
909 A Street              -    Interested Person         (institutional financial consultant);
Tacoma, WA  98402              of the SSgA Funds    -    Chairman of the Board, Frank Russell Investment
Age 65                         (as defined in            Company, Russell Investment Funds (registered
                               the 1940 Act) due         investment companies) and Frank Russell Trust
                               to his employment         Company;
                               by the parent        -    Chief Executive Officer, Russell Fund
                               company of the            Distributors, Inc. (mutual fund broker-dealer and
                               Administrator             underwriter);
                          -    Chairman of the      -    Director, Frank Russell Asset Management (Cayman)
                               Board and                 II and Frank Russell Asset Management (Cayman) III
                               President                 (general partners of limited partnerships).
                          -    Member,
                               Governance
                               Committee
                          -    Member, Valuation
                               Committee

INDEPENDENT TRUSTEES

                                                                                                              NUMBER OF
                          POSITION(S) WITH SSgA                                                               PORTFOLIOS IN FUND
                          FUNDS;                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;              COMPLEX OVERSEEN
NAME, ADDRESS AND AGE     LENGTH OF TIME SERVED     OTHER DIRECTORSHIPS HELD                                  BY TRUSTEE
William L. Marshall       -    Trustee since 1988   -   Chief Executive Officer and President, Wm. L.         -    28
33 West Court             -    Chairman, Audit          Marshall Associates, Inc., Wm. L. Marshall
                                                        Companies, Inc. and the Marshall Financial Group,

Street
Doylestown, PA                 Committee                Inc. (a registered investment advisor and provider
18901                     -    Member, Governance       of financial and related consulting services);
Age 62                         Committee            -   Certified Financial Planner and Member, Financial
                          -    Member, Valuation        Planners Association; and
                               Committee            -   Registered Representative and Principal for
                                                        Securities with Cambridge Investment Research,
                                                        Inc., Fairfield, Iowa.

Steven J. Mastrovich      -    Trustee since 1988   -   September 2000 to Present, Global Head of             -    28
623 Clapboardtree         -    Member, Audit            Structured Real Estate, J.P. Morgan Investment
Street                         Committee                Management (private real estate investment for
Westwood, MA  02090       -    Member,                  clients primarily outside of the US to locate
Age 48                         Governance               private real estate investments in the US);
                               Committee            -   January 2000 to September 2000, Managing Director,
                          -    Member, Valuation        HSBC Securities (USA) Inc. (banking and financial
                               Committee                services);
                                                    -   From 1998 to 2000, President, Key Global Capital,
                                                        Inc. (provider of equity and mezzanine capital to
                                                        real estate industry);
                                                    -   From 1997 to 1998, Partner, Squire, Sanders &
                                                        Dempsey (law firm); and
                                                    -   From 1994 to 1997,
                                                        Partner, Brown, Rudnick,
                                                        Freed & Gesmer (law
                                                        firm).

Patrick J. Riley          -    Trustee since 1988   -   2003 to Present, Associate Justice, Commonwealth      -    28
One Corporate Place       -    Member, Audit            of Massachusetts Superior Court;
55 Ferncroft Road              Committee            -   1985 to 2002, Partner, Riley, Burke & Donahue,
Danvers, MA  01923        -    Member,                  L.L.P. (law firm); and
Age 56                         Governance           -   Director, SSgA Cash Management Fund plc; and State
                               Committee                Street Global Advisors Ireland, Ltd. (investment
                          -    Member, Valuation        companies).
                               Committee

Richard D. Shirk          -    Trustee since 1988   -   March 2001 to April 2002, Chairman, Cerulean          -    28
1180 Brookgate            -    Member, Audit            Companies, Inc. (holding company) (Retired);
Way, NE                        Committee            -   1996 to March 2001, President and Chief Executive
Atlanta, GA  30319-       -    Member,                  Officer, Cerulean Companies, Inc. (holding
2877                           Governance               company);
Age 59                         Committee            -   1992 to March 2001, President and Chief Executive
                          -    Member, Valuation        Officer, Blue Cross/Blue Shield of Georgia (trade
                               Committee                association for independent Blue Cross and Blue
                                                        Shield health care plans);
                                                    -   1993 to November 2001, Chairman and Board Member,
                                                        Georgia Caring for Children Foundation (private
                                                        foundation);
                                                    -   November 1998 to Present, Board Member, Healthcare
                                                        Georgia Foundation (private foundation); and
                                                    -   September 2002 to Present, Board Member,
                                                        Amerigroup Corp. (managed health care).

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

Bruce D. Taber            -    Trustee since 1991   -   Consultant, Computer Simulation, General Electric     -    28
26 Round Top Road         -    Member, Audit            Industrial Control Systems (diversified technology
Boxford, MA  01921             Committee                and services company); and
Age 61                    -    Member,              -   Director, SSgA Cash Management Fund plc and State
                               Governance               Street Global Advisors Ireland, Ltd. (investment
                               Committee                companies).
                          -    Member, Valuation
                               Committee

Henry W. Todd             -    Trustee since 1988   -   Chairman, President and CEO, A.M. Todd Group, Inc.    -    28
150 Domorah Drive         -    Member, Audit            (flavorings manufacturer);
Montgomeryville, PA            Committee            -   President and CEO, Zink & Triest Co., Inc. (dealer
18936                     -    Member,                  in vanilla flavoring); and
Age 57                         Governance           -   Director, SSgA Cash Management Fund plc and State
                               Committee                Street Global Advisors Ireland, Ltd. (investment
                          -    Member, Valuation        companies).
                               Committee

PRINCIPAL OFFICERS

                          POSITION(S) WITH SSgA
                          FUNDS;
NAME, ADDRESS AND AGE     LENGTH OF TIME SERVED     PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
J. David Griswold         -    Vice President       -   Director - Global Regulatory Policy and Assistant Secretary, Frank
909 A Street                   and Secretary            Russell Company (institutional financial consultant);
Tacoma, WA  98402              since 1994;          -   Assistant Secretary and Associate General Counsel, Director - Global
Age 47                    -    Chief Legal              Regulatory Policy, Frank Russell Investment Management Company
                               Officer since 2003       (investment management);
                                                    -   Director - Global Regulatory Policy, Russell Real Estate Advisors, Inc.
                                                        (investment management);
                                                    -   Assistant Secretary and Associate General Counsel, Frank Russell
                                                        Capital Inc. (investment advisor of private equity funds), and Frank
                                                        Russell Investments (Delaware), Inc. (member of general partner of private equity funds); Russell Fund Distributors, Inc. (mutual fund broker-dealer and underwriter);
                                                    -   Director, Secretary and Associate General Counsel, Frank Russell
                                                        Securities, Inc. (institutional brokerage firm); and
                                                    -   Director, Frank Russell Canada Limited/Limitee (institutional financial consultant) and Total Risk Management Pty Limited (Approved Trustee for
                                                        superannuation fund outsourcing clients).

James Ross                -    Principal            -   2001 to Present, Principal, SSgA Funds Management, Inc. (investment
State Street Financial         Executive Officer        advisor);
Center                         since 2005           -   2000 to Present, Principal, State Street Global Advisors (investment
One Lincoln Street        -    Vice President           management);
Boston, MA  02111-2900         since 2002           -   1992 to 2000, Vice President, State Street Corporation (diversified
Age 39                                                  financial services); and
                                                    -   2000 to Present, Vice President, StreetTracks Series Trust
                                                        (registered investment company).

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
Mark E. Swanson           -    Treasurer and        -   Director - Investment Operations, Frank Russell Investment Management
909 A Street                   Principal                Company (investment management) and Frank Russell Trust Company (trust
Tacoma, WA  98402              Accounting               company);
Age 41                         Officer since 2000   -   Treasurer and Chief Accounting Officer, Frank Russell Investment
                                                        Company and Russell Investment Funds (registered investment companies);
                                                        and
                                                    -   Director, Russell Fund Distributors, Inc. and Frank Russell Investment
                                                        Management Company.

Peter A. Ambrosini        -    Chief Compliance     -   February 2001 to present, Senior Principal, Chief Compliance and Risk
State Street Financial         Officer since 2004       Management Officer, State Street Global Advisors;
Center                                              -   2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.;
One Lincoln Street                                      and
Boston, MA  02111-2900                             -    September 1985 to February 2001, Managing Director, Regulatory
Age 61                                                  Compliance Consulting Group, PricewaterhouseCoopers.

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